Prepaid Stock Based Salaries and Consulting Fees (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Prepaid Stock Based Salaries And Consulting Fees
Schedule of Prepaid Stock-based Salaries and Consulting Fees

Prepaid stock-based salaries and consulting fees at November 30, 2017 and August 31, 2017 consist of:

	Fair value of stock issuance (Note 6)	Prepaid balance at November 30, 2017	Prepaid balance at August 31, 2017
1,450,000 shares of Class C common stock issued to 7 employees on April 3, 2017 pursuant to service agreements between UBI Delaware and the respective employees with a service term of one year expiring December 31, 2017	$290,000	$24,167	$96,667
6,950,000 shares of Class C common stock issued to 38 consultants on April 3, 2017 pursuant to service agreements between UBI Delaware and the respective consultants with a service term of one year expiring December 31, 2017	1,390,000	115,833	463,333
500,000 shares of Class A common stock issued to a consultant on May 1, 2017 pursuant to Consulting Agreement dated April 28, 2017 between UI Delaware and the consultant with a service term of two years expiring April 30, 2019	1,480,000	1,048,333	1,233,333
Total	$3,160,000	1,188,333	1,793,333
Current portion		(880,000)	(1,300,000)
Non-current portion		$308,333	$493,333

Prepaid stock-based salaries and consulting fees at August 31, 2017 consist of:

	Fair value of stock issuance (Note 6)	Prepaid balance at August 31, 2017

1,450,000 shares of Class C common stock issued to 7 employees on April 3, 2017 pursuant to service agreements between UBI Delaware and the respective employees with a service term of one year expiring December 31, 2017	$290,000	$96,667
6,950,000 shares of Class C common stock issued to 38 consultants on April 3, 2017 pursuant to service agreements between UBI Delaware and the respective consultants with a service term of one year expiring December 31, 2017	1,390,000	463,333
500,000 shares of Class A common stock issued to a consultant on May 1, 2017 pursuant to Consulting Agreement dated April 28, 2017 between UBI Delaware and the consultant with a service term of two years expiring April 30, 2019	1,480,000	1,233,333
Total	$3,160,000	1,793,333
Current portion		(1,300,000)
Non-current portion		$493,333